Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
September 30, 2023
VIPGRWT-NPRT3-1123
1.808779.119
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.9%
Entertainment - 4.8%
Netflix, Inc. (a)	337,697	127,514,387
Universal Music Group NV	5,962,855	155,607,759
Warner Music Group Corp. Class A	2,909,298	91,351,957
		374,474,103
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	3,057,876	400,153,653
Epic Games, Inc. (a)(b)(c)	5,869	3,654,978
		403,808,631
TOTAL COMMUNICATION SERVICES		778,282,734
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	1,072,000	33,028,563
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	2,282,680	290,174,282
Dollarama, Inc.	57,000	3,927,156
MercadoLibre, Inc. (a)	57,082	72,373,126
		366,474,564
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	455,500	62,499,155
Booking Holdings, Inc. (a)	15,533	47,902,995
Flutter Entertainment PLC (a)	327,207	53,456,262
Kura Sushi U.S.A., Inc. Class A (a)	125,600	8,304,672
		172,163,084
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	14,533,890	4,506
Specialty Retail - 1.4%
Floor & Decor Holdings, Inc. Class A (a)(d)	269,500	24,389,750
TJX Companies, Inc.	985,838	87,621,281
		112,011,031
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	57,358	43,295,577
Samsonite International SA (a)(e)	13,712,700	47,104,327
		90,399,904
TOTAL CONSUMER DISCRETIONARY		774,081,652
CONSUMER STAPLES - 1.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	73,900	28,786,267
Monster Beverage Corp.	1,306,291	69,168,108
		97,954,375
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	180,300	26,062,365
Kenvue, Inc.	175,300	3,520,024
		29,582,389
TOTAL CONSUMER STAPLES		127,536,764
ENERGY - 4.1%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	1,213,360	42,855,875
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	742,426	123,213,019
New Fortress Energy, Inc.	517,900	16,976,762
Range Resources Corp.	1,372,000	44,466,520
Reliance Industries Ltd.	2,812,243	79,420,845
Southwestern Energy Co. (a)	1,932,500	12,464,625
		276,541,771
TOTAL ENERGY		319,397,646
FINANCIALS - 5.0%
Banks - 0.0%
HDFC Bank Ltd. (a)	196,906	3,611,511
Capital Markets - 1.1%
CME Group, Inc.	434,369	86,969,361
Financial Services - 2.3%
Apollo Global Management, Inc.	87,900	7,889,904
Jio Financial Services Ltd.	3,511,252	9,776,618
MasterCard, Inc. Class A	368,550	145,912,631
One97 Communications Ltd. (a)	606,888	6,268,776
Rocket Companies, Inc. (a)(d)	1,277,854	10,452,846
		180,300,775
Insurance - 1.6%
Arthur J. Gallagher & Co.	298,701	68,082,919
BRP Group, Inc. (a)	779,068	18,097,750
Marsh & McLennan Companies, Inc.	185,600	35,319,680
		121,500,349
TOTAL FINANCIALS		392,381,996
HEALTH CARE - 16.8%
Biotechnology - 6.4%
2seventy bio, Inc. (a)(d)	87,100	341,432
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,781,700	445,425
rights (a)(c)	1,781,700	195,987
Affimed NV (a)	594,887	284,297
Alnylam Pharmaceuticals, Inc. (a)	298,124	52,797,760
Arcellx, Inc. (a)	69,057	2,477,765
Arrowhead Pharmaceuticals, Inc. (a)	16,204	435,401
Beam Therapeutics, Inc. (a)	92,870	2,233,524
BioMarin Pharmaceutical, Inc. (a)	174,500	15,439,760
Blueprint Medicines Corp. (a)	46,600	2,340,252
Cytokinetics, Inc. (a)	202,031	5,951,833
Evelo Biosciences, Inc. (a)(d)	18,483	72,453
Galapagos NV sponsored ADR (a)	453,500	15,668,425
Gamida Cell Ltd. (a)(d)	2,212,268	2,278,636
Gamida Cell Ltd. warrants 4/21/28 (a)	441,000	175,105
Genmab A/S (a)	33,400	11,825,292
Hookipa Pharma, Inc. (a)	1,014,485	624,923
Immunocore Holdings PLC ADR (a)	183,853	9,541,971
Insmed, Inc. (a)	712,016	17,978,404
Legend Biotech Corp. ADR (a)	173,300	11,640,561
Regeneron Pharmaceuticals, Inc. (a)	86,131	70,882,368
Repligen Corp. (a)	183,000	29,098,830
Sarepta Therapeutics, Inc. (a)	62,900	7,624,738
Seagen, Inc. (a)	276,893	58,742,850
Seres Therapeutics, Inc. (a)	405,600	965,328
Synlogic, Inc. (a)	76,834	215,904
Vertex Pharmaceuticals, Inc. (a)	509,317	177,109,894
Vor Biopharma, Inc. (a)	618,395	1,310,997
XOMA Corp. (a)	339,812	4,787,951
		503,488,066
Health Care Equipment & Supplies - 2.0%
Axonics Modulation Technologies, Inc. (a)	159,000	8,923,080
Boston Scientific Corp. (a)	2,210,300	116,703,840
Inspire Medical Systems, Inc. (a)	73,400	14,565,496
Lantheus Holdings, Inc. (a)	82,400	5,725,152
Penumbra, Inc. (a)	54,401	13,160,146
		159,077,714
Health Care Providers & Services - 2.7%
HealthEquity, Inc. (a)	1,140,896	83,342,453
UnitedHealth Group, Inc.	244,595	123,322,353
		206,664,806
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	387,300	10,018,870
Simulations Plus, Inc. (d)	111,870	4,664,979
		14,683,849
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	67,100	7,503,122
Bio-Techne Corp.	272,400	18,542,268
Bruker Corp.	524,520	32,677,596
Charles River Laboratories International, Inc. (a)	131,344	25,740,797
Codexis, Inc. (a)	1,141,000	2,156,490
Danaher Corp.	155,750	38,641,575
Sartorius Stedim Biotech	107,700	25,733,677
Thermo Fisher Scientific, Inc.	92,500	46,820,725
		197,816,250
Pharmaceuticals - 3.0%
Aclaris Therapeutics, Inc. (a)	134,507	921,373
AstraZeneca PLC sponsored ADR	644,268	43,629,829
Eli Lilly & Co.	342,187	183,798,903
Nuvation Bio, Inc. (a)	326,843	437,970
Revance Therapeutics, Inc. (a)	568,647	6,522,381
		235,310,456
TOTAL HEALTH CARE		1,317,041,141
INDUSTRIALS - 13.0%
Electrical Equipment - 1.5%
Bloom Energy Corp. Class A (a)(d)	119,000	1,577,940
Eaton Corp. PLC	450,264	96,032,306
HD Hyundai Electric Co. Ltd.	34,380	1,685,660
Hubbell, Inc. Class B	65,817	20,627,706
		119,923,612
Ground Transportation - 3.8%
Uber Technologies, Inc. (a)	6,409,078	294,753,497
Industrial Conglomerates - 1.5%
General Electric Co.	1,061,600	117,359,880
Machinery - 2.0%
Energy Recovery, Inc. (a)	330,800	7,016,268
Ingersoll Rand, Inc.	1,228,415	78,274,604
Parker Hannifin Corp.	130,500	50,832,360
Westinghouse Air Brake Tech Co.	199,300	21,179,611
		157,302,843
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	380,500	36,988,405
Professional Services - 2.8%
Equifax, Inc.	533,712	97,765,364
KBR, Inc.	1,464,955	86,344,448
TransUnion Holding Co., Inc.	477,500	34,279,725
		218,389,537
Trading Companies & Distributors - 0.9%
Ferguson PLC	442,045	73,161,350
TOTAL INDUSTRIALS		1,017,879,124
INFORMATION TECHNOLOGY - 39.0%
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd. (a)	2,309,482	62,309,824
Jabil, Inc.	456,700	57,950,663
		120,260,487
IT Services - 2.2%
Gartner, Inc. (a)	83,700	28,760,157
MongoDB, Inc. Class A (a)	232,564	80,434,585
Shopify, Inc. Class A (a)	514,800	28,092,636
Snowflake, Inc. (a)	203,300	31,058,141
		168,345,519
Semiconductors & Semiconductor Equipment - 13.1%
Aixtron AG	789,100	29,049,490
Allegro MicroSystems LLC (a)	373,941	11,943,676
Arm Holdings Ltd. ADR	72,400	3,874,848
ASML Holding NV (depository receipt)	61,138	35,989,495
BE Semiconductor Industries NV	437,400	43,007,027
eMemory Technology, Inc.	45,000	2,826,803
KLA Corp.	98,816	45,322,947
Marvell Technology, Inc.	296,392	16,043,699
Monolithic Power Systems, Inc.	48,500	22,407,000
NVIDIA Corp.	1,272,464	553,509,115
NXP Semiconductors NV	343,313	68,635,135
Silicon Laboratories, Inc. (a)	12,400	1,437,036
SiTime Corp. (a)	317,200	36,240,100
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,318,304	114,560,618
Universal Display Corp.	285,574	44,832,262
		1,029,679,251
Software - 17.9%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	2,365,967	5,796,619
Confluent, Inc. (a)	1,345,214	39,831,787
HubSpot, Inc. (a)	113,700	55,997,250
Manhattan Associates, Inc. (a)	275,206	54,397,218
Microsoft Corp.	3,412,888	1,077,619,384
NICE Ltd. sponsored ADR (a)	140,300	23,851,000
Oracle Corp.	1,097,834	116,282,577
ServiceNow, Inc. (a)	48,300	26,997,768
Volue A/S (a)	1,137,735	2,313,410
		1,403,087,013
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,951,532	334,121,794
TOTAL INFORMATION TECHNOLOGY		3,055,494,064
MATERIALS - 0.0%
Chemicals - 0.0%
Aspen Aerogels, Inc. (a)(d)	564,802	4,857,297
TOTAL COMMON STOCKS (Cost $4,931,859,690)		7,786,952,418

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	1,016	1,083,728
Series A2 (b)(c)	184	196,266
		1,279,994
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	198,400	761,856
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	654,971	1,604,679
Series D (b)(c)	4,123,720	10,103,114
		11,707,793
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	137,249	3,322,798
Series C3 (a)(b)(c)	171,560	4,153,468
Series C4 (a)(b)(c)	48,240	1,167,890
Series C5 (a)(b)(c)	96,064	2,325,709
		10,969,865
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,821,566)		24,719,508

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 6% (b)(c)(g) (Cost $4,478,900)	4,478,900	4,478,900

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	35,491,314	35,498,412
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	30,339,543	30,342,577
TOTAL MONEY MARKET FUNDS (Cost $65,840,989)		65,840,989

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $5,039,001,145)	7,881,991,815
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(40,327,285)
NET ASSETS - 100.0%	7,841,664,530

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,673,381 or 0.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,104,327 or 0.6% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. warrants 8/28/28	8/29/23	2

ASAPP, Inc. Series C	4/30/21	4,320,909

ASAPP, Inc. Series D	8/29/23	15,923,745

Blu Investments LLC	5/21/20	25,138

Canva, Inc. Series A	9/22/23	1,083,728

Canva, Inc. Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games, Inc.	3/29/21	5,194,065

Evolent Health, Inc.	3/28/23	0

Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225

Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800

Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640

Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965

Illuminated Holdings, Inc. 6%	6/14/23 - 9/27/23	4,478,900

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	78,582,650	1,038,876,969	1,081,961,207	2,018,561	-	-	35,498,412	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	39,142,221	307,702,042	316,501,686	753,426	-	-	30,342,577	0.1%
Total	117,724,871	1,346,579,011	1,398,462,893	2,771,987	-	-	65,840,989

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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